UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [X];                    Amendment Number:  2
This Amendment (Check only one):                [ ] is a restatement
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Elliott Management Corporation
Address:   712 Fifth Avenue, 36th floor
           New York, NY  10019

13F File Number:  28-5115


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all reqired items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Singer
Phone:     212-974-6000
Signature, Place, and Date of Signing:

    Paul Singer    New York, New York    June 12, 2006


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

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                                                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         6

Form 13F Information Table Value Total:        $34,936


List of Other Included Managers:

 No.  13F File Number     Name
  01   28-4724            ELLIOTT ASSOCIATES, L.P.
  02   28-6628            ELLIOTT INTERNATIONAL, L.P.

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                           FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/   SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS         CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS  SOLE    SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD            SHS NEW           G3921A17    2,953   112,500   SHS       DEFINED  01         0     112,500      0
HILFIGER TOMMY CORP            ORD               G8915Z10   10,040   609,600   SHS       DEFINED  01         0     609,600      0
MILLICOM INTL CELLULAR S A     SHS NEW           L6388F11    1,572    33,402   SHS       DEFINED  01         0      33,402      0
GLOBAL CROSSING LTD            SHS NEW           G3921A17    2,953   112,500   SHS       DEFINED  02         0     112,500      0
HILFIGER TOMMY CORP            ORD               G8915Z10   15,060   914,400   SHS       DEFINED  02         0     914,400      0
MILLICOM INTL CELLULAR S A     SHS NEW           L6388F11    2,358    50,103   SHS       DEFINED  02         0      50,103      0

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